RECENT ACTIVITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended		9 Months Ended							1 Months Ended								1 Months Ended						1 Months Ended				1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended
	Apr. 02, 2013 Integer	Jan. 04, 2013	Sep. 30, 2013	Oct. 31, 2013	Dec. 31, 2012	Apr. 02, 2013 Springleaf Finance, Inc.	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees	Nov. 07, 2013 MSRs	Jan. 06, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Nov. 07, 2013 MSRs Excess Mortgage Servicing Rights Investees	Nov. 07, 2013 MSRs Excess Mortgage Servicing Rights Investees GSE Residential Loans	Nov. 07, 2013 MSRs Excess Mortgage Servicing Rights Investees PLS Residential Loans	Nov. 07, 2013 MSRs Pool 10	Sep. 30, 2013 MSRs Pool 10 Excess Mortgage Servicing Rights Investees	Sep. 30, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Dec. 31, 2011 MSRs	Sep. 30, 2013 MSRs Excess Mortgage Servicing Rights Investees	Nov. 07, 2013 Alpine Securitization Corp.	Oct. 30, 2013 Alpine Securitization Corp.	Sep. 30, 2013 Alpine Securitization Corp.	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Nov. 07, 2013 Non-Agency RMBS	Sep. 30, 2013 Non-Agency RMBS	Oct. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Sep. 30, 2013 Agency RMBS
Face amount of securities purchased																												$ 194,300	$ 661,200	$ 391,700	$ 193,800	$ 22,700		$ 413,200
Purchase of real estate securities			(292,980)																									126,600		242,800	121,300	1,200		437,300
Face amount of securities sold																												52,500	153,500
Carrying value of securities sold																												31,500
Proceeds from sale of real estate securities			123,130																									38,100	123,100
Gain on sale of real estate securities																												6,600	11,300
Repurchase agreements																									414,200	342,900
Default provision, percentage equity decline - 12 months																								50.00%
Default provision, percentage equity decline - 3 months																								35.00%
Indebtedness to tangible net worth provision ratio																								400.00%
Variable basis for interest rate																								LIBOR
Spread on variable basis interest rate																								1.75%
Unpaid principal balance of underlying loans	4,200,000							83,000		9,600,000		58,000,000	215,000,000		13,100,000	10,500,000		59,784,115	72,315,805	76,560,751	13,000,000	9,705,512	169,856,996
Amount contributed to acquire joint venture		27,300	285,200
Percentage ownership acquired in joint venture	30.00%	50.00%							50.00%		50.00%			33.30%				50.00%
Percentage of Investment co-owned by Nationstar		33.00%					30.00%				33.00%			33.30%
Percentage of Investment owned by New Residential		67.00%					70.00%				67.00%			33.30%
Amount invested										3,400								13,900
Loans in private label securitizations portfolio (percent)											53.00%
Amount committed to invest in joint venture											340,000			32,300		23,300		4,100
Amount committed to invest in Excess MSRs																	700
Unpaid principal balance of underlying mortgage																	1,300,000	10,100,000
Amount commited to be invested in non-performing loans				106,600
Face amount of non-performing loans committed to buy				197,300
Repurchase agreements					158,000																												1,000,000
Residential mortgage loans, held-for-investment			33,060 [1]				35,000
Number of loans in portfolio	400,000
Percentage of portfolio co-invested by other parties	70.00%					47.00%																					23.00%
Acquisitions of investments in consumer loan equity method investees	250,000
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Agency RMBS contributed from Newcastle, face amount			$ 1,000,000																														$ 1,000,000

[1]	(A) Represents our historical consolidated balance sheet at September 30, 2013.